Related Party (Tables)	6 Months Ended
Jun. 30, 2026
Related Party Transactions [Abstract]
Schedule of related party transactions	Related Party
Name of related party	Relationship with the Company
Siyata PTT et Al	A former subsidiary of the Group. Its Chief Executive Officer also serves as a director of the Group.

Schedule from due to related party	Due to related party consisted of the following:
	June 30, 2026	December 31, 2025
	US$	US$
Siyata PTT et Al	328,300	-
Total	328,300	-